Income tax expense	12 Months Ended
Dec. 31, 2024
Income tax expense
Income tax expense

A12.  Income tax expense

The income tax expense for the period comprises both current and deferred tax. Current tax expense represents the amount payable on this year’s taxable profits and any adjustment relating to prior years. Taxable profits differ from accounting profits as some items of income or expenditure are not taxable or deductible, or may be taxable or deductible in a different accounting period. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries and associates operate and generate taxable income.

Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences between accounting and tax bases. Deferred tax is determined using tax rates that are expected to apply when the timing difference reverses based on tax rates which are enacted or substantively enacted at the balance sheet date. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or equity. In this case, the tax is also recognised in other comprehensive income or equity as appropriate.

Analysis of charge in the year:

	2024	2023	2022
	£m	£m	£m
Current tax expense	89	94	76
Adjustment in respect of previous periods	5	(8)	2
Total current tax	94	86	78
Deferred tax expense/(credit)	11	30	(3)
Deferred tax adjustment in respect of previous periods	(7)	(4)	(11)
Total deferred tax	4	26	(14)
Total income tax expense	98	112	64

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	2024	2023	2022
	£m	£m	£m
Profit before tax	405	493	296
Tax calculated at domestic tax rates applicable to profits in the respective countries	101	123	69
Adjustment in respect of previous periods	(2)	(12)	(9)
Amounts not (taxable)/deductible for tax purposes – one-off and adjusting items	(1)	1	9
Expenses not deductible for tax purposes – other	6	6	3
Income not subject to tax	(2)	(2)	(5)
Impairment of goodwill	6	—	5
Deferred tax recognised on losses	(9)	(3)	(1)
Deferred tax impact of change in tax rates	(3)	—	(7)
Provisions utilised for which no deferred tax assets were recognised	2	—	(1)
Local business taxes	1	1	1
US BEAT liability	—	1	—
Tax credits	(1)	(2)	—
Other	—	(1)	—
Total tax expense	98	112	64

The Group’s effective tax rate (ETR) for 2024 on reported profit before tax was 24.2% (2023: 22.7%; 2022: 21.6%). This compares with a blended rate of tax for the countries in which the Group operates of 25.3% (2023: 25.1%; 2022 23.7%). The Group’s low tax rate in 2024 is primarily attributable to the recognition of deferred tax on losses of £9m (2023: £3m; 2022 £1m).

On 20 June 2023, Finance (No.2) Act 2023 was substantively enacted in the UK, introducing a global minimum effective tax rate of 15%. The legislation implements a domestic top-up tax and a multinational top-up tax. The legislation is effective for the Group’s financial year beginning 1 January 2024.

The Group is in scope of the substantively enacted legislation and has undertaken an assessment of the Group’s liability to Pillar 2 income taxes for the financial year ended 31 December 2024, mainly focusing on the transitional country-by-country reporting safe harbours which apply until 2026.

Various other jurisdictions the Group operates in have also substantively enacted legislation or are intending to bring in legislation to implement Pillar 2 and domestic top-up taxes. The expectation is that there will be minimal variations between the UK legislation and other countries’ legislation as all are based on the same Organisation for Economic Co-operation and Development (OECD) Pillar 2 model rules. As such, the Group’s assessment has focused on the application of the UK multinational top-up tax to the Group.

The assessment of the potential exposure to Pillar 2 income taxes has been undertaken based on the 2024 financial data included in these Consolidated Financial Statements. Based on the assessment, the majority of the jurisdictions in which the Group operates would meet the conditions for the transitional safe harbour provisions and would not require full Pillar 2 calculations, nor is a top-up tax charge levied. The Pillar 2 effective tax rates in most of the jurisdictions in which the Group operates are above 15% (calculated under the safe harbour provisions). However, there are a limited number of jurisdictions where the transitional safe harbour relief does not apply and for a small number of these the Pillar 2 effective tax rate is close to 15%. The aggregate of the top-up tax charge for those countries is immaterial (less than £1m).

The Group continues to monitor developments in the implementation of the Pillar 2 rules in the UK and other relevant jurisdictions as the Pillar 2 legislation and guidance evolve.

A tax charge of £6m has been recognised in other comprehensive income (2023: £6m credit; 2022 £11m credit), which mainly relates to the recognition of a deferred tax liability on the cash flow hedge and cost of hedging reserves recorded within other comprehensive income.